Derivative Financial Instruments (Details) - Not designated as hedging instruments [Member] - USD ($) $ in Millions	Apr. 30, 2018	Apr. 30, 2017
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	$ 17.0	$ 8.4
Other Current Assets [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	14.8	5.2
Other Current Assets [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	2.2	3.2
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	7.5	21.3
Other Current Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	6.8	21.2
Other Current Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0.7	0.1
Other Noncurrent Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.4	0.0
Other Noncurrent Assets [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.4	0.0
Other Noncurrent Assets [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.0	0.0
Other Noncurrent Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0.2	0.0
Other Noncurrent Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	0.2	0.0
Other Noncurrent Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	$ 0.0	$ 0.0